Other operational gain (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Operational Gain	$ 15,005	$ 4,740	$ 33,980
Gain on proceeds from war risk insurance policy	2,298
Gain on extinguishment of liability related to supplier	4,066
Gain on Reversal of Accrued Expenses	5,200
Insured Event, Gain (Loss)	$ 3,291	$ 4,740